Other expenses, net (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of other expenses, net

	For the year ended 31 December
In USD	2021	2020	2019
Non-recoverable VAT and other indirect taxes	(185,304)	(236,795)	(49,715)
Others	8,237	(8,633)	(11,585)

	(177,067)	(245,428)	(61,300)